AXA PREMIER VIP TRUST

SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE PROSPECTUS DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2013, as supplemented, of AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information and retain it for future reference. You may obtain an additional copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding a portfolio manager change for certain of the Trust’s Portfolios.

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Information Regarding

Multimanager International Equity Portfolio

Effective as of March 1, 2014, Edward Corallo of BlackRock Investment Management, LLC (“BlackRock”) will no longer serve as a portfolio manager to the Portfolio and Alan Mason of BlackRock will be added as a portfolio manager to the Portfolio.

As such, effective March 1, 2014, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: BlackRock Investment Management, LLC – Portfolio Managers” of the Prospectus:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Index Allocated Portions of the Portfolio are:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Greg Savage	Managing Director and Portfolio Manager	May 2012
Alan Mason	Managing Director and Portfolio Manager	March 2014

Effective March 1, 2014, the information contained in the section “More Information About the Manager and the Sub-Advisers – Multimanager International Equity Portfolio –BlackRock Investment Management, LLC” is deleted in its entirety and replaced with the following:

Portfolio Managers

Christopher Bliss, CFA, CPA

Alan Mason

Greg Savage

The first, fourth and fifth sentences in the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager International Equity Portfolio –BlackRock Investment Management, LLC” are deleted in their entirety and replaced with the following information, respectively:

Christopher Bliss, Alan Mason and Greg Savage are jointly and primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio.

Alan Mason, Managing Director of BlackRock, Inc. since 2009, is head of the Americas Beta Strategies Portfolio Management team, which combines BlackRock’s index equity and index asset allocation functions.

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Information Regarding

Multimanager Mid Cap Growth Portfolio

Effective as of March 1, 2014, Edward Corallo of BlackRock Investment Management, LLC (“BlackRock”) will no longer serve as a portfolio manager to the Portfolio and Alan Mason of BlackRock will be added as a portfolio manager to the Portfolio.

As such, effective March 1, 2014, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: BlackRock Investment Management, LLC – Portfolio Managers” of the Prospectus:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Index Allocated Portions of the Portfolio are:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Greg Savage	Managing Director and Portfolio Manager	May 2012
Alan Mason	Managing Director and Portfolio Manager	March 2014

Effective March 1, 2014, the information contained in the section “More Information About the Manager and the Sub-Advisers – Multimanager Mid Cap Growth Portfolio –BlackRock Investment Management, LLC” is deleted in its entirety and replaced with the following:

Portfolio Managers

Christopher Bliss, CFA, CPA

Alan Mason

Greg Savage

The first, fourth and fifth sentences in the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Mid Cap Growth Portfolio –BlackRock Investment Management, LLC” are deleted in their entirety and replaced with the following information, respectively:

Christopher Bliss, Alan Mason and Greg Savage are jointly and primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio.

Alan Mason, Managing Director of BlackRock, Inc. since 2009, is head of the Americas Beta Strategies Portfolio Management team, which combines BlackRock’s index equity and index asset allocation functions.

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Information Regarding

Multimanager Mid Cap Value Portfolio

Effective as of March 1, 2014, Edward Corallo of BlackRock Investment Management, LLC (“BlackRock”) will no longer serve as a portfolio manager to the Portfolio and Alan Mason of BlackRock will be added as a portfolio manager to the Portfolio.

As such, effective March 1, 2014, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: BlackRock Investment Management, LLC – Portfolio Managers” of the Prospectus:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Index Allocated Portions of the Portfolio are:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Greg Savage	Managing Director and Portfolio Manager	May 2012
Alan Mason	Managing Director and Portfolio Manager	March 2014

Effective March 1, 2014, the information contained in the section “More Information About the Manager and the Sub-Advisers – Multimanager Mid Cap Value Portfolio –BlackRock Investment Management, LLC” is deleted in its entirety and replaced with the following:

Portfolio Managers

Christopher Bliss, CFA, CPA

Alan Mason

Greg Savage

The first, fourth and fifth sentences in the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Mid Cap Value Portfolio –BlackRock Investment Management, LLC” are deleted in their entirety and replaced with the following information, respectively:

Christopher Bliss, Alan Mason and Greg Savage are jointly and primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio.

Alan Mason, Managing Director of BlackRock, Inc. since 2009, is head of the Americas Beta Strategies Portfolio Management team, which combines BlackRock’s index equity and index asset allocation functions.

*****

Information Regarding

Multimanager Small Cap Growth Portfolio

Effective as of March 1, 2014, Edward Corallo of BlackRock Investment Management, LLC (“BlackRock”) will no longer serve as a portfolio manager to the Portfolio and Alan Mason of BlackRock will be added as a portfolio manager to the Portfolio.

As such, effective March 1, 2014, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: BlackRock Investment Management, LLC – Portfolio Managers” of the Prospectus:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Index Allocated Portions of the Portfolio are:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Greg Savage	Managing Director and Portfolio Manager	May 2012
Alan Mason	Managing Director and Portfolio Manager	March 2014

Effective March 1, 2014, the information contained in the section “More Information About the Manager and the Sub-Advisers – Multimanager Small Cap Growth Portfolio –BlackRock Investment Management, LLC” is deleted in its entirety and replaced with the following:

Portfolio Managers

Christopher Bliss, CFA, CPA

Alan Mason

Greg Savage

The first, fourth and fifth sentences in the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Small Cap Growth Portfolio –BlackRock Investment Management, LLC” are deleted in their entirety and replaced with the following information, respectively:

Christopher Bliss, Alan Mason and Greg Savage are jointly and primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio.

Alan Mason, Managing Director of BlackRock, Inc. since 2009, is head of the Americas Beta Strategies Portfolio Management team, which combines BlackRock’s index equity and index asset allocation functions.

*****

Information Regarding

Multimanager Small Cap Value Portfolio

Effective as of March 1, 2014, Edward Corallo of BlackRock Investment Management, LLC (“BlackRock”) will no longer serve as a portfolio manager to the Portfolio and Alan Mason will be added as a portfolio manager to the Portfolio.

As such, effective March 1, 2014, the following information replaces in its entirety the information under the section “Who Manages the Portfolio – Sub-adviser: BlackRock Investment Management, LLC – Portfolio Managers” of the Prospectus:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the management of a portion of the Index Allocated Portions of the Portfolio are:

Name	Title	Date Began Managing a Portion of the Portfolio
Christopher Bliss, CFA, CPA	Managing Director and Portfolio Manager	May 2011
Greg Savage	Managing Director and Portfolio Manager	May 2012
Alan Mason	Managing Director and Portfolio Manager	March 2014

Effective March 1, 2014, the information contained in the section “More Information About the Manager and the Sub-Advisers – Multimanager Small Cap Value Portfolio –BlackRock Investment Management, LLC” is deleted in its entirety and replaced with the following:

Portfolio Managers

Christopher Bliss, CFA, CPA

Alan Mason

Greg Savage

The first, fourth and fifth sentences in the section entitled “More Information About the Manager and the Sub-Advisers – Multimanager Small Cap Value Portfolio –BlackRock Investment Management, LLC” are deleted in their entirety and replaced with the following information, respectively:

Christopher Bliss, Alan Mason and Greg Savage are jointly and primarily responsible for day-to-day management of BlackRock’s allocated portion of the Portfolio.

Alan Mason, Managing Director of BlackRock, Inc. since 2009, is head of the Americas Beta Strategies Portfolio Management team, which combines BlackRock’s index equity and index asset allocation functions.

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AXA PREMIER VIP TRUST

SUPPLEMENT DATED FEBRUARY 28, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013, AS SUPPLEMENTED

This Supplement updates the above-referenced Statement of Additional Information (“SAI”) dated May 1, 2013, as supplemented on October 7, 2013, and as further supplemented, of AXA Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the Portfolio Managers of the following Portfolios:

Multimanager International Equity Portfolio

Multimanager Mid Cap Growth Portfolio

Multimanager Mid Cap Value Portfolio

Multimanager Small Cap Growth Portfolio

Multimanager Small Cap Value Portfolio

(each a “Portfolio,” and collectively the “Portfolios”)

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With respect to each Portfolio, information regarding Edward Corallo contained in the tables in section of the SAI “Appendix C – Portfolio Manager Information – BlackRock Investment Management, LLC” is hereby deleted in its entirety and replaced with the following information.

Multimanager International Equity Portfolio
Portfolio Manager

Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of December 31, 2013.

							Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets	# of Accounts	Total Assets
BLACKROCK INVESTMENT MANAGEMENT, LLC
Alan Mason	24	$ 10.34 Billion	636	$366.4 Billion	944	$298.8 Billion	0	$0	0	$0	0	$0

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Portfolio Managers	Funds Managed	Applicable Benchmarks
Alan Mason

Multimanager Small Cap Value Portfolio,

Multimanager Small Cap Growth Portfolio,

Multimanager Mid Cap Value Portfolio,

Multimanager Mid Cap Growth Portfolio, and

Multimanager International Equity Portfolio

This manager’s performance is not measured against a specific benchmark.

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Ownership of Securities of the Portfolio as of December 31, 2013

Portfolio Manager	None	$1 -$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Alan Mason	X